SHARE CAPITAL - Narrative (Details) - CAD ($) $ / shares in Units, $ in Millions									12 Months Ended
	Feb. 03, 2021	Jan. 09, 2021	Nov. 16, 2020	Jun. 15, 2020	Dec. 02, 2019	Jun. 03, 2019	Mar. 31, 2019	Mar. 01, 2019	Dec. 31, 2020	Dec. 31, 2019	Jun. 01, 2021	Mar. 01, 2021	Jan. 25, 2021	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Maximum number of preference shares issuable as a percentage of ordinary shares issued and outstanding									25485085000.00%
Number of shares issued (in shares)									548,000,000	508,000,000
Preferred share capital
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)									122,000,000	122,000,000				100,000,000
Dividends declared									$ 151	$ 126
Class A Series 3 Rate Reset Preference Shares
Disclosure of classes of share capital [line items]
Number of shares converted (in shares)								0
Number of shares outstanding (in shares)								6,000,000
Series 17 preferred share
Disclosure of classes of share capital [line items]
Number of shares converted (in shares)							0
Number of shares outstanding (in shares)							6,000,000
Dividends declared									7	7
Series 5 preferred share
Disclosure of classes of share capital [line items]
Number of shares converted (in shares)						0
Number of shares outstanding (in shares)						10,000,000
Dividends declared									11	12
Class A Series 7 Reset Preference Shares
Disclosure of classes of share capital [line items]
Number of shares converted (in shares)					0
Number of shares outstanding (in shares)					10,000,000
Series 19 preferred share
Disclosure of classes of share capital [line items]
Number of shares converted (in shares)				0
Number of shares outstanding (in shares)				8,000,000
Dividends declared									10	10
Series 9 preferred share
Disclosure of classes of share capital [line items]
Number of shares converted (in shares)			0
Number of shares outstanding (in shares)			9,000,000
Dividends declared									11	11
Series 11 preferred share
Disclosure of classes of share capital [line items]
Dividends declared									10	10
Series 11 preferred share | Major ordinary share transactions
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)											10,000,000	6,800,000
Preferred stock, redemption price per share (in CAD per share)												$ 25.00
Series 13 preferred share
Disclosure of classes of share capital [line items]
Dividends declared									$ 14	$ 14
Series 13 preferred share | Major ordinary share transactions
Disclosure of classes of share capital [line items]
Preferred stock, redemption price per share (in CAD per share)											$ 25.00
Common share capital
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)									550,000,000	548,000,000				508,000,000
Dividends declared									$ 1,385	$ 1,213
Common share capital | Major ordinary share transactions
Disclosure of classes of share capital [line items]
Monthly dividends paid per share (in CAD per share)	$ 0.21	$ 0.21
Dividends declared	$ 115	$ 115
Series 2021-A Class A Preferred Shares | Major ordinary share transactions
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)													600,000